Other Investments - Additional Information (Detail)	Dec. 31, 2025	Nov. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 20, 2020
Disclosure of investment [Line Items]
Interest rate		8.75%			6.50%
Bottom of range [member]
Disclosure of investment [Line Items]
Interest rate	3.86%		2.40%	6.00%
Top of range [member]
Disclosure of investment [Line Items]
Interest rate	10.74%		12.60%	11.50%